SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

(8) - SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, we have evaluated subsequent events through August __, 2013, the date of available issuance of these audited financial statements. During this period, we did not have any material recognizable subsequent events.